UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2013

Check here if Amendment [  ];     Amendment Number:
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:     028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Head
Title:     Compliance Officer
Phone:     +44 (0)20 7968 7378

Signature, Place, and Date of Signing:

/s/ Peter Head      London, England     May 15, 2013
--------------      ---------------     ------------
[Signature]         [City, State]       [Date]

Report Type     (Check only one):

[x]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              Nil

Form 13F Information Table Entry Total:          33

Form 13F Information Table Value Total:     $64,005

                                         (thousands)






                                                      CHEYNE CAPITAL MANAGEMENT (UK) LLP

                                                          Form 13F Information Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SHRS OR
                                                                 VALUE   PRN      SHRS/  PUT/  INVESTMENT  OTHER
NAME                                TITLE OF CLASS    CUSIP      X$1000  AMOUNT   PRN    CALL  DISCRETION  MANAGERS VOTING AUTHORITY
                                                                                                                    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                           NOTE 1.250%12/1   001084AM4      31  1000000  PRN          SOLE              1000000
AUTOLIV INC                         COM               052800109     443     6420  SHRS         SOLE                 6420
BANK OF AMERICA CORPORATION         COM               060505104     122    10000  SHRS         SOLE                10000
BARRICK GOLD CORP                   COM               067901108     588    20000  SHRS         SOLE                20000
BIOMARIN PHARMACEUTICAL INC         NOTE 1.875% 4/2   09061GAD3      59  1000000  PRN          SOLE              1000000
CACI INTL INC                       NOTE 2.125% 5/0   127190AD8      10  1500000  PRN          SOLE              1500000
CHART INDS INC                      NOTE 2.000% 8/0   16115QAC4    1632  1200000  PRN          SOLE              1200000
CHARTER COMMUNICATIONS INC D        CL A NEW          16117M305    2917    28000  SHRS         SOLE                28000
CITIGROUP INC                       COM  NEW          172967424    1186    26800  SHRS         SOLE                26800
COBALT INTL ENERGY INC              NOTE 2.625%12/0   19075FAA4    1665  1500000  PRN          SOLE              1500000
CVR ENERGY INC                      COM               12662P108     285   730169  SHRS         SOLE               730169
DELL INC                            COM               24702R101     465     3000  SHRS         SOLE                 3000
DELL INC                            COM               24702R101    1230    16625  SHRS         SOLE                16625
DELTA AIR LINES INC                 COM NEW           247361702     719    43676  SHRS         SOLE                43676
ELAN PLC                            ADR               284131208    3747   317500  SHRS         SOLE               317500
FAMILY DLR STORES INC               COM               307000109     591    10000  SHRS         SOLE                10000
HARRIS TEETER SUPERMARKETS I        COM               414585109    2054    48089  SHRS         SOLE                48089
INSULET CORP                        NOTE 3.750% 6/1   45784PAC5     589   500000  PRN          SOLE               500000
JPMORGAN CHASE & CO                 COM               46625H100     902    19000  SHRS         SOLE                19000
LOUISIANA PAC CORP                  COM               546347105     864    40000  SHRS         SOLE                40000
MERITAGE HOMES CORP                 NOTE 1.875% 9/1   59001AAR3    1689  1500000  PRN          SOLE              1500000
METALS USA HLDGS CORP               COM               59132A104    4130   200000  SHRS         SOLE               200000
MONSANTO CO NEW                     COM               61166W101     581     5500  SHRS         SOLE                 5500
MORGAN STANLEY                      COM  NEW          617446448    1112    50600  SHRS         SOLE                50600
NUANCE COMMUNICATIONS INC           DBCV 2.750% 8/1   67020YAB6    1815  1500000  PRN          SOLE              1500000
NVR INC                             COM               62944T105    1810     1676  SHRS         SOLE                 1676
OBAGI MEDICAL PRODUCTS INC          COM               67423R108   11877   601363  SHRS         SOLE               601363
PROLOGIS                            NOTE 3.250% 3/1   74340XAT8    1161  1000000  PRN          SOLE              1000000
SANDISK CORP                        NOTE 1.500% 8/1   80004CAD3    1287  1000000  PRN          SOLE              1000000
VARIAN MED SYS INC                  COM               92220P105    2160    30000  SHRS         SOLE                30000
VIRGIN MEDIA INC                    COM               92769L101   14265   291300  SHRS         SOLE               291300
WELLS FARGO & CO NEW                COM               949746101     832    22500  SHRS         SOLE                22500
XPO LOGISTICS INC                   NOTE  4.500%10/0  983793AA8    1187  1000000  PRN          SOLE              1000000
